Average Annual Total Returns - FidelityRealEstateIndexFund-PRO - FidelityRealEstateIndexFund-PRO - Fidelity Real Estate Index Fund	Sep. 28, 2024
Fidelity Real Estate Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.94%
Past 5 years	4.88%
Past 10 years	6.32%
Fidelity Real Estate Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.87%
Past 5 years	3.93%
Past 10 years	5.20%
Fidelity Real Estate Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.29%
Past 5 years	3.51%
Past 10 years	4.63%
IXWEX
Average Annual Return:
Past 1 year	11.96%
Past 5 years	7.61%
IXWLE
Average Annual Return:
Past 1 year	11.96%
Past 5 years	4.95%
Past 10 years	6.39%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%